Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

5. PROPERTY, PLANT AND EQUIPMENT, NET

As of December 31, 2025 and 2024, property, plant and equipment consisted of the following:

	As of December 31,
	2025	2024
Electronic equipment	$581	$767
Office equipment and furniture	63	68
Leasehold improvement	185	177
	829	1,012
Less: accumulated depreciation	(812)	(979)
	$17	$33

For the years ended December 31, 2025, 2024 and 2023, depreciation expense amounted to $7, $50 and $74, respectively.